Omnibus Incentive Compensation Plan (Details Narrative) $ / shares in Units, $ in Thousands	7 Months Ended	12 Months Ended
	Jul. 23, 2019 $ / shares shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation | $		$ 2,043	$ 2,049	$ 907
Total compensation cost related to non-vested awards | $		$ 0
The 2019 Amended Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unit / Shared authorized | shares	740,000
The 2019 Amended Plan Employees and Non Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units granted | shares	445,000
Grant-date fair value | $ / shares	$ 11.23
Number of annual installments	3
Vesting date of remaining awards	December 31, 2021